Property and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost	[1]	$ 549,910	$ 1,001,286
Accumulated depreciation, property and equipment, excluding assets subject to operating lease	[1]	(180,543)	(267,030)
Property and equipment excluding assets subject to operating lease	[1]	369,367	734,256
Assets Under Operating Leases
Assets under operating leases, at cost	[1],[2]	626,933	118,021
Accumulated depreciation, assets under operating leases	[1],[2]	(145,019)	(19,019)
Assets under operating leases, net	[1],[2]	481,914	99,002
Property and Equipment, Gross
Property and equipment, at cost	[1],[3]	1,176,843	1,119,307
Accumulated depreciation	[1],[3]	(325,562)	(286,049)
Property and equipment, net	[1],[3]	851,281	833,258
Capital Leases (Textual)
Assets under capital lease agreements		14,900	14,900
Accumulated amortization on assets under capital lease agreements		14,100	13,000
Pipelines and related assets [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost	[1]	228,586	227,780
Assets Under Operating Leases
Assets under operating leases, at cost	[1],[2]	46,739	45,695
Property and Equipment, Gross
Property and equipment, at cost	[1]	275,325	273,475
Terminals and related assets [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost	[1]	276,263	683,571
Assets Under Operating Leases
Assets under operating leases, at cost	[1],[2]	580,194	72,326
Property and Equipment, Gross
Property and equipment, at cost	[1]	856,457	755,897
Other [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost	[1]	9,352	9,439
Assets Under Operating Leases
Assets under operating leases, at cost	[1],[2]	0	0
Property and Equipment, Gross
Property and equipment, at cost	[1]	9,352	9,439
Land [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost	[1]	4,672	4,672
Assets Under Operating Leases
Assets under operating leases, at cost	[1],[2]	0	0
Property and Equipment, Gross
Property and equipment, at cost	[1]	4,672	4,672
Construction-in-progress [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost	[1]	31,037	75,824
Assets Under Operating Leases
Assets under operating leases, at cost	[1],[2]	0	0
Property and Equipment, Gross
Property and equipment, at cost	[1]	$ 31,037	$ 75,824

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.
[2]	Represents assets owned by us for which we are the lessor (see Note 4). Certain assets acquired in the acquisitions of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business were reflected as assets under operating leases subsequent to the acquisitions on March 1, 2015 and October 1, 2015, respectively.
[3]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.